Schedule of Assets - Schedule of Assets Held at End of Year (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	Savings Investment Plan
Entity Tax Identification Number	91-0351110
EBP, Plan Number	002
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,975,548,042
Participant loans	$ 65,128,740
Investment, Identifier [Axis]: Commingled Trust Funds, BlackRock, International
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	International [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	397,720
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 9,571,173
Investment, Identifier [Axis]: Commingled Trust Funds, Fidelity Management Trust Company, Contrafund Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Contrafund Pool Class D [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	7,486,562
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 417,151,227
Investment, Identifier [Axis]: Commingled Trust Funds, Fidelity Management Trust Company, Managed Income Portfolio II Class 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Managed Income Portfolio II Class 3 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	127,265,556
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 127,265,556
Investment, Identifier [Axis]: Commingled Trust Funds, Northern Trust Funds, Aggregate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Aggregate Bond Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	159,705
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 21,456,322
Investment, Identifier [Axis]: Commingled Trust Funds, Northern Trust Funds, Collective Russell 2000 Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Collective Russell 2000 Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	57,665
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 23,929,618
Investment, Identifier [Axis]: Commingled Trust Funds, Northern Trust Funds, EAFE Index Fund Tier 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	EAFE Index Fund Tier 3 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	196,768
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 40,148,567
Investment, Identifier [Axis]: Commingled Trust Funds, Northern Trust Funds, S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	S&P 500 Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	417,858
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 288,936,587
Investment, Identifier [Axis]: Money Market Fund, Fidelity Management Trust Company, Fidelity Government Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Money Market [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	143,004
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 143,004
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2010 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	439,785
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,941,491
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2020 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	2,667,339
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 44,971,332
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2030 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	8,264,440
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 186,858,992
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2040 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	6,189,895
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 178,454,667
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2050 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	4,302,782
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 132,998,994
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2060 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	3,303,348
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 71,253,225
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2070 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	105,211
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,298,310
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index Income Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	665,514
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 8,219,095
Investment, Identifier [Axis]: Mutual funds, JP Morgan Mid Cap Value Fund, Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Institutional Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	1,821,258
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 58,118,174
Investment, Identifier [Axis]: Mutual funds, PIMCO Total Return Fund, Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Institutional Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	3,501,682
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 31,024,906
Investment, Identifier [Axis]: PACCAR Inc Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	PACCAR Inc Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	12,124,816
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,327,806,802
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, maturity year	2040
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 928,459,050
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 719,139,186